Financial instruments - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 12, 2023	Jul. 01, 2022	Dec. 01, 2021
Disclosure of detailed information about financial instruments [table]
Income before income taxes	$ 117,999	$ 102,453	$ 121,572
Disclosure of detailed information about financial instruments [line items]
Consideration payable on acquisition	$ 42,853	33,414
Fair value estimation, period from acquisition date	30 months
Income before income taxes	$ 117,999	102,453	$ 121,572
3 | Recurring fair value measurement | Derivative warrant liability
Disclosure of detailed information about financial instruments [line items]
Change in fair value	0	(2,654)
Security price risk
Disclosure of detailed information about financial instruments [table]
Income before income taxes	$ 3,000	$ 1,100
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in the price of long-term investments	10.00%	10.00%
Income before income taxes	$ 3,000	$ 1,100
Percentage of decrease in the price of long-term investments	10.00%
Moneda
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount						$ 71,000
Consideration payable on acquisition	$ 0	12,891				$ 25,491
VBI
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount	11,100
Consideration payable on acquisition	11,053	9,072			$ 8,355
Kamaroopin
Disclosure of detailed information about financial instruments [line items]
Consideration payable on acquisition	7,148	$ 0		$ 4,707
Kamaroopin | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount	4,000
Consideration payable on acquisition	4,700			4,000
Kamaroopin | Top of range
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, maximum earnout amount	10,100
Consideration payable on acquisition	$ 7,100			$ 10,100